Employee Benefit Plans - Pension Plan Investment Assets Measured at Fair Value on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	$ 4,942	$ 4,721	$ 4,278
Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	997	930	782
Level 3 | Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	242	229	235
Level 3 | Domestic Pension Benefits | Venture Capital and Partnership Interests
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	91	86	105
Level 3 | Domestic Pension Benefits | Funds of funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	151	143	130
Level 3 | Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	88	63	58
Level 3 | Foreign Pension Benefits | Venture Capital and Partnership Interests
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	68	44	41
Level 3 | Foreign Pension Benefits | Corporate Debt Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	20	19	17
Fair Value, Measurements, Recurring | Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	4,942	4,721
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Common and Preferred Stock, U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,468	1,285
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Common and Preferred Stock, Non-U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	132	138
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Collective Trust Funds, Commingled
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	342	437
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Collective Trust Funds, U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,344	1,334
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Venture Capital and Partnership Interests
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	91	86
Fair Value, Measurements, Recurring | Domestic Pension Benefits | U.S. Treasury securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	438	379
Fair Value, Measurements, Recurring | Domestic Pension Benefits | U.S. Government agencies
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	59	70
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Sovereign Government Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	91	102
Fair Value, Measurements, Recurring | Domestic Pension Benefits | U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	724	640
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Other debt securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	32	41
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Exchange traded funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	70	66
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Funds of funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	151	143
Fair Value, Measurements, Recurring | Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	997	930
Fair Value, Measurements, Recurring | Foreign Pension Benefits | Venture Capital and Partnership Interests
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	68	44
Fair Value, Measurements, Recurring | Foreign Pension Benefits | Sovereign Government Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	205	185
Fair Value, Measurements, Recurring | Foreign Pension Benefits | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	557	611
Fair Value, Measurements, Recurring | Foreign Pension Benefits | Corporate Debt Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	154	86
Fair Value, Measurements, Recurring | Foreign Pension Benefits | Cash and Currency
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	13	4
Fair Value, Measurements, Recurring | Level 1 | Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	2,108	1,868
Fair Value, Measurements, Recurring | Level 1 | Domestic Pension Benefits | Common and Preferred Stock, U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,468	1,285
Fair Value, Measurements, Recurring | Level 1 | Domestic Pension Benefits | Common and Preferred Stock, Non-U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	132	138
Fair Value, Measurements, Recurring | Level 1 | Domestic Pension Benefits | U.S. Treasury securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	438	379
Fair Value, Measurements, Recurring | Level 1 | Domestic Pension Benefits | Exchange traded funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	70	66
Fair Value, Measurements, Recurring | Level 1 | Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	580	540
Fair Value, Measurements, Recurring | Level 1 | Foreign Pension Benefits | Sovereign Government Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	75	55
Fair Value, Measurements, Recurring | Level 1 | Foreign Pension Benefits | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	432	481
Fair Value, Measurements, Recurring | Level 1 | Foreign Pension Benefits | Corporate Debt Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	60
Fair Value, Measurements, Recurring | Level 1 | Foreign Pension Benefits | Cash and Currency
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	13	4
Fair Value, Measurements, Recurring | Level 2 | Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	2,592	2,624
Fair Value, Measurements, Recurring | Level 2 | Domestic Pension Benefits | Collective Trust Funds, Commingled
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	342	437
Fair Value, Measurements, Recurring | Level 2 | Domestic Pension Benefits | Collective Trust Funds, U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,344	1,334
Fair Value, Measurements, Recurring | Level 2 | Domestic Pension Benefits | U.S. Government agencies
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	59	70
Fair Value, Measurements, Recurring | Level 2 | Domestic Pension Benefits | Sovereign Government Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	91	102
Fair Value, Measurements, Recurring | Level 2 | Domestic Pension Benefits | U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	724	640
Fair Value, Measurements, Recurring | Level 2 | Domestic Pension Benefits | Other debt securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	32	41
Fair Value, Measurements, Recurring | Level 2 | Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	329	327
Fair Value, Measurements, Recurring | Level 2 | Foreign Pension Benefits | Sovereign Government Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	130	130
Fair Value, Measurements, Recurring | Level 2 | Foreign Pension Benefits | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	125	130
Fair Value, Measurements, Recurring | Level 2 | Foreign Pension Benefits | Corporate Debt Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	74	67
Fair Value, Measurements, Recurring | Level 3 | Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	242	229
Fair Value, Measurements, Recurring | Level 3 | Domestic Pension Benefits | Venture Capital and Partnership Interests
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	91	86
Fair Value, Measurements, Recurring | Level 3 | Domestic Pension Benefits | Funds of funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	151	143
Fair Value, Measurements, Recurring | Level 3 | Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	88	63
Fair Value, Measurements, Recurring | Level 3 | Foreign Pension Benefits | Venture Capital and Partnership Interests
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	68	44
Fair Value, Measurements, Recurring | Level 3 | Foreign Pension Benefits | Corporate Debt Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	$ 20	$ 19